FINANCE LEASE AND HIRE PURCHASE RECEIVABLES - Schedule of Lease Receivable Balances (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	£ 958	£ 1,228
Unearned future finance income	(181)	(232)
Rentals received in advance	(11)	(14)
Net investment	766	982
Gross investment in hire purchase, receivable:
Gross investment in hire purchase, receivable:	17,598	17,309
Unearned future finance income	(1,458)	(1,359)
Rentals received in advance	(111)	(89)
Net investment	16,029	15,861
Not later than 1 year
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	223	346
Net investment	177	277
Gross investment in hire purchase, receivable:
Gross investment in hire purchase, receivable:	6,339	4,752
Net investment	5,646	4,032
Later than 1 year and not later than 2 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	223	143
Net investment	192	110
Gross investment in hire purchase, receivable:
Gross investment in hire purchase, receivable:	3,896	4,541
Net investment	3,468	4,172
Later than 2 years and not later than 3 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	119	230
Net investment	96	200
Gross investment in hire purchase, receivable:
Gross investment in hire purchase, receivable:	3,725	3,998
Net investment	3,456	3,781
Later than 3 years and not later than 4 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	54	118
Net investment	38	96
Gross investment in hire purchase, receivable:
Gross investment in hire purchase, receivable:	2,975	2,828
Net investment	2,856	2,754
Later than 4 years and not later than 5 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	40	54
Net investment	27	38
Gross investment in hire purchase, receivable:
Gross investment in hire purchase, receivable:	388	816
Net investment	358	767
Later than 5 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	299	337
Net investment	236	261
Gross investment in hire purchase, receivable:
Gross investment in hire purchase, receivable:	275	374
Net investment	£ 245	£ 355